Shareholders’ equity - Change in share capital (Details) - € / shares	3 Months Ended
	Mar. 31, 2025	Nov. 19, 2024
Disclosure of classes of share capital [line items]
Issue of free shares (in shares)	70,912
Par value per share (in euro per share)	€ 0.01	€ 0.01
AGAs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)	70,912